Entity Level Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Entity Level Disclosures [Abstract]
Schedule of revenues by product
	Year ended on December 31,
	2018	2017	2016
	USD in thousands

Miniature camera and related equipment	175	306	92
Development services	217	-	357
MUSE and related equipment	44	161	100
	436	467	549

Schedule of revenues by geographical area
	Year ended on December 31,
	2018	2017	2016
	USD in thousands
USA	315	115	345
Switzerland	3	74	-
South Korea	7	52	-
Italy	9	49	3
Israel	12	22	119
Other	90	155	82
	436	467	549

Schedule of major customers
	Year ended on December 31,
	2018	2017	2016
	USD in thousands
Customer A	134

Customer B	92

Customer C			239

Customer D	9	49

Customer E		9	118